Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Gross carrying amount	$ 1,400,612	$ 1,057,007
Related party transaction rate of interest	2.00%
Impairment loss provided under expected credit loss		4,988
Non Controlling Shareholder [Member]
Related Party Transaction [Line Items]
Interest bearing balance		$ 7,643
Interest bearing variable rate		1.15%
Non-interest bearing balance		$ 22,681
Short Term Debt Tranche One Variable Rate Of Interest [Member] | Non Controlling Shareholder [Member]
Related Party Transaction [Line Items]
Interest bearing balance		$ 25,479
Interest bearing variable rate		1.15%